Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Long-term Contracts for Purchase of Electric Power

The Company’s expenses under these PUD contracts were as follows for the years ended December 31:

(Dollars in Thousands)	2014	2013	2012
PUD contract costs	$69,661	$63,365	$70,188

As of December 31, 2014, the Company purchased portions of the power output of the PUDs’ projects as set forth in the following table:

		Company’s Current Share of
(Dollars in Thousands)	Contract Expiration	Percent of Output	Megawatt Capacity	Estimated 2015 Costs	2015 Debt Service Costs	Interest included in 2015 Debt Service Costs	Debt Outstanding
Chelan County PUD:
Rock Island Project	2031	25.0%	156	$29,854	$11,009	$6,174	$98,191
Rocky Reach Project	2031	25.0%	325	27,583	8,245	3,343	53,299
Douglas County PUD:
Wells Project	2018	29.9%	251	17,277	9,383	2,597	64,931
Grant County PUD:
Priest Rapids Development	2052	0.6%	8	3,689	2,087	1,245	19,828
Wanapum Development	2052	0.6%	9	3,689	2,087	1,245	19,828

Total			749	$82,092	$32,811	$14,604	$256,077

Schedule of Long-term Purchase Commitments

These contracts have varying terms and may include escalation and termination provisions.

(Dollars in Thousands)	2015	2016	2017	2018	2019	Thereafter	Total
Columbia River projects	$73,023	$75,360	$74,851	$65,981	$53,837	$644,666	$987,718
Other utilities	16,136	18,884	11,823	1,257	890	—	48,990
Non-utility contracts	117,372	153,863	199,056	204,292	209,699	1,354,191	2,238,473

Total	$206,531	$248,107	$285,730	$271,530	$264,426	$1,998,857	$3,275,181

The quantified obligations are based on the FERC and NEB (National Energy Board) currently authorized rates, which are subject to change.

Demand Charge Obligations (Dollars in Thousands)	2015	2016	2017	2018	2019	Thereafter	Total
Firm transportation service	$154,121	$147,424	$144,751	$131,484	$112,249	$373,958	$1,063,987
Firm storage service	6,528	5,337	5,209	1,407	1,535	1,258	21,274

Total	$160,649	$152,761	$149,960	$132,891	$113,784	$375,216	$1,085,261

The following table summarizes the Company’s estimated obligations for service contracts through the terms of its existing contracts.

Service Contract Obligations (Dollars in Thousands)	2015	2016	2017	2018	2019	Thereafter	Total
Energy production service contracts	$32,979	$15,650	$5,558	$4,064	$2,372	$23,443	$84,066
Automated meter reading system	25,402	16,081	13,362	13,996	14,602	51,986	135,429

Total	$58,381	$31,731	$18,920	$18,060	$16,974	$75,429	$219,495